UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1.	Report to Shareholders.

ANNUAL REPORT

JUNE 30, 2015

Cullen International High Dividend | Cullen High Dividend Equity

Cullen Small Cap Value | Cullen Value | Cullen Emerging Markets High Dividend Equity

Cullen Funds Trust	Shareholder Letter
June 30, 2015 (Unaudited)

August 21, 2015

Retail Class Performance for the fiscal year ended June 30, 2015 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), and Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	-0.11%
Standard & Poors 500® Index	7.42%
Cullen International High Dividend Fund	-8.34%
MSCI EAFE Index	-3.82%
Cullen Small Cap Value Fund	-5.88%
Russell 2500TM Value Index	0.99%
Cullen Value Fund	0.77%
Standard & Poors 500® Index	7.42%
Cullen Emerging Markets High Dividend Fund	-3.26%
MSCI Emerging Markets Index	-5.12%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 44-51 of this annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s relative performance versus the Standard & Poors 500 Index during the period was primarily due to stock selection effects, most notably in the Health Care and Energy sectors. The Fund’s relative performance was also impacted by its underweight allocation to the Consumer Discretionary sector and overweight to the Energy sector. Stock selection effect within the Industrials sector partially offset the aforementioned impacts. The Fund’s average cash balance of approximately 2% also contributed to relative performance during the period.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s relative performance versus the MSCI EAFE Index during the period was primarily due to stock selection effects, most notably in the Energy, Industrials, and Health Care sectors with stock selection effects in the Financials and Telecommunication Services sectors and the Fund’s relative overweight to Telecommunications Services and Materials sectors partially offsetting the relative impact. The Fund’s average cash balance of approximately 4% also contributed to relative performance during the period.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s relative performance versus the Russell 2500 Value Index during the period was primarily due to its overweight allocation to the Energy sector as well as stock selection within; the Fund’s underweight allocation to Financials and Materials sectors further contributed to relative performance. The aforementioned impacts were partially offset by stock selection in the Financials and Health Care sectors, our underweight allocation to the Financials sector, and overweight allocation to the Health Care sector. The Fund’s average cash balance of approximately 4% also contributed to relative performance during the period.

Portfolio Review-Value Fund

The Value Fund’s relative performance versus the Standard & Poors 500 Index during the period was primarily due to stock selection effects, most notably in the Energy, Information Technology, and Health Care sectors. The Fund’s overweight allocation to the Energy sector further contributed to relative performance. Partially offsetting the aforementioned effects were the Fund’s overweight allocation to the Health Care sector and underweight allocation to Utilities sector. The Fund’s average cash balance of approximately 8% also contributed to relative performance during the period.

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s relative performance versus the MSCI Emerging Markets Index during the period was primarily due to positive stock selection effects most notably within the Financials, Information Technology, and Industrials sectors. Relative performance was partially offset by stock selection effects within the Energy and Utilities sectors and its underweight allocation to the Information Technology sector. The Fund’s average cash balance of approximately 5% partially offset relative performance during the period.

Outlook

As we consider the outlook for the market, it is important to acknowledge that the current bull market is quite advanced. The S&P 500 is in the 7th year of its climb from the March 2009 bottom and is up more than 200% in price terms; this bull market is now the 3rd longest in the past 85 years. The current “melt-up market”—a long period without a 10% pull-back in the market—which began in late 2011 is similarly the 3rd longest in the

Annual Report | June 30, 2015	1

Cullen Funds Trust	Shareholder Letter
June 30, 2015 (Unaudited)

past 70 years. While we would never call a market top, we have been more cognizant of risk, given the duration and extent of the current market run. Unfortunately, however, we are in the part of the cycle where investors are often most tempted to abandon discipline, focusing primarily on the recent rewards of risk taking and the seeming disappearance of downside volatility.

The extraordinarily low interest rate environment has set this financial market era apart from others. The Federal Reserve (Fed) set out nearly seven years ago to help repair balance sheets by driving up financial assets and repressing bond yields. Mission accomplished, but of course not without its distortions including: historically low bond yields, historically high spread between bond and stock valuations, the rise of passive investing, and feverish mergers and acquisitions activity. And now, as the Federal Reserve embarks on a tightening cycle, investors are concerned about the prospects of high dividend stocks. In past tightening cycles, while high dividend stocks in certain defensive sectors have underperformed at the outset of initial rate hikes, high dividend stocks with attractive valuations and growing dividends have generally fared better than the market over time, especially speculative sectors driven up by zero interest rates.

The market’s valuation, measured by price to earnings ratios(1), remains elevated relative to long-term historical averages, at 18.7 times trailing earnings(2) and 16.9 times forward earnings(3). However, significant pockets of excess are evident, most dramatically in social networking and other internet stocks, as well as in biotechnology companies trading at excessive multiples; zero rates drive low cost financing and immediately accretive mergers and acquisitions activity. We also see it, more subtly, in the increasing popularity of passive investing vehicles, which are de facto momentum strategies as they track indices that are weighted purely by market value. Inflows into these funds push up the prices of stocks in the indices, with no heed to price versus value. Time and again, investing without regard to valuation—whether in individual stocks or in broad index funds—has proven to end badly. As always, across all our investment strategies, we begin and end with evaluating a company’s stock price versus its value. This far along in a bull market and with Treasury yields beginning to nudge up in anticipation of the first Fed Funds rate(4) increases in nine years, we believe this value discipline has never been more important.

The Greek default has dominated recent media headlines and yet again introduced more volatility in global markets. Markets, however, have mostly taken the event in stride. Greece is a relatively small economy and foreign banks have dramatically decreased their holding of Greek debt. While these are very difficult times for Greeks, the risk of contagion to the rest of Europe, let alone the U.S. and other countries, appears to be mitigated. The European Union has a collective interest to allow Greece to remain or risk other periphery nations from equally difficult exits. More relevantly, slow but steady growth in the U.S. continues to anchor the global economy, and the monetary stimulus in Europe, Japan and China looks to be contributing to increased economic activity as well. Around the world, signs of inflation are currently tame. Though wage growth has recently started to pick up in the U.S., it is off a low level, and the consumer is now aided by low energy prices and the strengthening dollar, which increases purchasing power. Therefore, we continue to believe the economy has legs for future growth albeit at a slower pace than in past expansions.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

The above outlook reflects the opinions of the author, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
June 30, 2015 (Unaudited)

The Standard & Poors 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. It is not possible to invest directly in an index.

(1)	Price to Earnings Ratio- A valuation ratio of a company’s current share price compared to its per-share earnings.
(2)	Trailing Earnings- The sum of a company’s earnings per share for the previous four quarters.
(3)	Forward Earnings- A company’s forecasted, or estimated, earnings made by analysts or by the company itself.
(4)	Fed Funds Rate- The interest rate at which a depository institution lends funds maintained at the Federal Reserve to another depository institution overnight.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (8/15)

Annual Report | June 30, 2015	3

Cullen International High Dividend Fund – Retail Class	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Retail Class	-8.34%	7.58%	3.61%
MSCI EAFE Index	-3.82%	10.03%	4.43%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4	www.cullenfunds.com

Cullen International High Dividend Fund – Class C	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Class C	-9.02%	6.81%	2.88%
MSCI EAFE Index	-3.82%	10.03%	4.43%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	5

Cullen International High Dividend Fund – Class I	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Class I	-8.04%	7.87%	3.90%
MSCI EAFE Index	-3.82%	10.03%	4.43%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares

6	www.cullenfunds.com

Cullen International High Dividend Fund – Class R1	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen International High Dividend Fund – Class R1	-8.73%	7.32%	5.08%
MSCI EAFE Index	-3.82%	10.03%	7.06%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	7

Cullen International High Dividend Fund – Class R2	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen International High Dividend Fund – Class R2	-8.53%	7.33%	5.34%
MSCI EAFE Index	-3.82%	10.03%	7.19%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund – Retail Class	-0.11%	13.46%	7.80%
S&P 500® Index	7.42%	17.34%	8.65%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	9

Cullen High Dividend Equity Fund – Class C	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class C	-0.93%	12.60%	6.06%
S&P 500® Index	7.42%	17.34%	7.99%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class I	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class I	0.06%	13.73%	7.11%
S&P 500® Index	7.42%	17.34%	7.99%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	11

Cullen High Dividend Equity Fund – Class R1	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (3/3/10)
Cullen High Dividend Equity Fund – Class R1	-0.67%	12.78%	10.93%
S&P 500® Index	7.42%	17.34%	14.56%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class R2	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (3/4/10)
Cullen High Dividend Equity Fund – Class R2	-0.41%	13.10%	11.31%
S&P 500® Index	7.42%	17.34%	14.48%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	13

Cullen Small Cap Value Fund – Retail Class	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Retail Class	-5.88%	10.55%	10.31%
Russell 2500™ Value Index	0.99%	16.24%	15.27%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14	www.cullenfunds.com

Cullen Small Cap Value Fund – Class C	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class C	-6.49%	9.77%	9.51%
Russell 2500™ Value Index	0.99%	16.24%	15.27%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	15

Cullen Small Cap Value Fund – Class I	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	5 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class I	-5.79%	10.81%	10.55%
Russell 2500™ Value Index	0.99%	16.24%	15.27%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16	www.cullenfunds.com

Cullen Value Fund – Retail Class	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Retail Class	0.77%	13.87%
S&P 500® Index	7.42%	16.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	17

Cullen Value Fund – Class C	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class C	-0.12%	12.99%
S&P 500® Index	7.42%	16.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

18	www.cullenfunds.com

Cullen Value Fund – Class I	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class I	0.88%	14.13%
S&P 500® Index	7.42%	16.94%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	19

Cullen Emerging Markets High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund – Retail Class	-3.26%	5.17%
MSCI Emerging Markets Index	-5.12%	3.36%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

20	www.cullenfunds.com

Cullen Emerging Markets High Dividend Equity Fund – Class C	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund - Class C	-3.93%	4.37%
MSCI Emerging Markets Index	-5.12%	3.36%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2015	21

Cullen Emerging Markets High Dividend Equity Fund – Class I	Fund Performance
June 30, 2015 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2015

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund – Class I	-2.98%	5.45%
MSCI Emerging Markets Index	-5.12%	3.36%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

22	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2015 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,038.50	$6.32
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,034.80	$10.09
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,039.60	$5.06
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class R1
Actual	1.67%	$1,000.00	$1,035.80	$8.43
Hypothetical (5% return before expenses)	1.67%	$1,000.00	$1,016.51	$8.35

Class R2
Actual	1.42%	$1,000.00	$1,036.60	$7.17
Hypothetical (5% return before expenses)	1.42%	$1,000.00	$1,017.75	$7.10

Annual Report | June 30, 2015	23

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2015 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$967.70	$4.88
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$963.60	$8.52
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$968.70	$3.66
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

Class R1
Actual	1.50%	$1,000.00	$965.10	$7.31
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.36	$7.50

Class R2
Actual	1.25%	$1,000.00	$966.30	$6.09
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,086.00	$6.47
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,082.70	$10.33
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,088.10	$5.18
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,016.40	$5.00
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

Class C
Actual	1.75%	$1,000.00	$1,012.50	$8.73
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.12	$8.75

Class I
Actual	0.75%	$1,000.00	$1,017.50	$3.75
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.08	$3.76

24	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2015 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,038.10	$6.32
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.60	$6.26

Class C
Actual	2.00%	$1,000.00	$1,034.40	$10.09
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.88	$9.99

Class I
Actual	1.00%	$1,000.00	$1,039.60	$5.06
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.84	$5.01

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Annual Report | June 30, 2015	25

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2015

	Shares	Value (Note 2)
COMMON STOCKS - 93.33%
Australia - 3.19%
BHP Billiton Ltd.	94,500	$1,972,256
Sonic Healthcare Ltd.	460,000	7,584,492
South32 Ltd.(a)	124,500	171,944
		9,728,692
Canada - 5.03%
BCE, Inc.	129,500	5,503,750
Manulife Financial Corp.	452,600	8,413,834
RioCan Real Estate Investment Trust	66,950	1,430,052
		15,347,636
China - 1.30%
CNOOC Ltd.	2,805,000	3,980,494

France - 10.55%
BNP Paribas SA	140,150	8,460,739
Cie Generale des Etablissements Michelin	80,700	8,456,136
GDF Suez	133,800	2,482,139
Sanofi	93,000	9,148,823
Total SA - Sponsored ADR	74,400	3,658,248
		32,206,085
Germany - 11.10%
Bayer AG	50,189	7,024,930
Deutsche Post AG	201,250	5,879,452
Deutsche Telekom AG	479,900	8,266,011
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	23,650	4,192,229
Siemens AG	84,450	8,506,376
		33,868,998
Hong Kong - 2.83%
BOC Hong Kong Holdings Ltd.	2,070,500	8,627,584

Indonesia - 0.02%
PT Telekomunikasi Indonesia Persero Tbk	320,000	70,325

Japan - 9.46%
Honda Motor Co. Ltd.	242,000	7,833,337
Japan Tobacco, Inc.	273,200	9,733,943
Kirin Holdings Co. Ltd.	135,000	1,859,787
Nippon Telegraph & Telephone Corp.	260,200	9,425,965
		28,853,032
Luxembourg - 3.12%
RTL Group SA	105,064	9,530,924

Netherlands - 2.21%
Unilever NV	161,400	6,752,976
		Value
	Shares	(Note 2)
Norway - 2.00%
North Atlantic Drilling Ltd.	231,550	$275,544
Orkla ASA	519,350	4,086,997
Statoil ASA	97,000	1,733,281
		6,095,822

Poland - 0.09%
Asseco Poland SA	18,042	277,876

Singapore - 5.10%
Singapore Telecommunications Ltd.	2,475,000	7,736,385
United Overseas Bank Ltd.	456,500	7,819,323
		15,555,708
South Africa - 1.93%
MTN Group Ltd.	312,400	5,873,870

Switzerland - 14.67%
ABB Ltd.-Sponsored ADR(a)	199,200	4,159,296
Nestle SA	125,950	9,093,133
Novartis AG - Sponsored ADR	98,850	9,720,909
Roche Holding AG	28,190	7,899,652
UBS Group AG	428,450	9,087,292
Zurich Insurance Group AG	15,735	4,789,755
		44,750,037
United Kingdom - 20.73%
AstraZeneca PLC - Sponsored ADR	73,750	4,698,612
BAE Systems PLC	1,202,900	8,527,935
British American Tobacco PLC - Sponsored ADR	72,600	7,858,950
GlaxoSmithKline PLC	301,650	6,268,221
HSBC Holdings PLC	640,133	5,793,077
Imperial Tobacco Group PLC	190,100	9,160,964
Rexam PLC	542,808	4,707,936
Royal Dutch Shell PLC, Class B	86,200	2,447,432
Smiths Group PLC	184,000	3,264,052
SSE PLC	387,400	9,349,666
Vodafone Group PLC - Sponsored ADR	32,800	1,195,560
		63,272,405

TOTAL COMMON STOCKS
(Cost $247,653,935)		284,792,464

See Notes to Financial Statements.

26	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2015

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 4.02%
SSgA® Prime Money Market Fund	0.051%	12,271,448	$12,271,448

TOTAL SHORT TERM INVESTMENTS
(Cost $12,271,448)			12,271,448

TOTAL INVESTMENTS 97.35%
(Cost $259,925,383)			$297,063,912

Other Assets In Excess Of Liabilities 2.65%			8,093,859

NET ASSETS 100.00%			$305,157,771

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities, denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
PT	-	Perseroan Terbatas, meaning “private limited”, which is the equivalent of an incorporated entity in the U.S.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)	Non-Income Producing Security.
Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	18.74%	$57,183,833
Health Care	17.15	52,345,639
Consumer Staples	12.72	38,812,807
Industrials	9.95	30,337,111
Telecommunication Services	6.68	20,379,890
Communications	5.80	17,691,976
Consumer, Cyclical	5.34	16,289,473
Energy	3.96	12,094,999
Utilities	3.87	11,831,805
Consumer, Non-cyclical	3.19	9,733,943
Consumer Discretionary	3.12	9,530,924
Materials	2.19	6,680,192
Financials REITS/Property	0.47	1,430,052
Information Technology	0.09	277,876
Basic Materials	0.06	171,944
TOTAL COMMON STOCKS	93.33	284,792,464

SHORT TERM INVESTMENTS	4.02	12,271,448

TOTAL INVESTMENTS	97.35%	$297,063,912
Other Assets In Excess Of Liabilities	2.65	8,093,859
TOTAL NET ASSETS	100.00%	$305,157,771

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Annual Report | June 30, 2015	27

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2015

	Shares	Value (Note 2)
COMMON STOCKS - 90.48%
Aerospace & Defense - 4.52%
The Boeing Co.	187,600	$26,023,872
Raytheon Co.	742,150	71,008,912
		97,032,784

Communications Equipment - 4.16%
Cisco Systems, Inc.	2,665,700	73,200,122
Corning, Inc.	812,535	16,031,316
		89,231,438

Distillers & Vintners - 2.41%
Diageo PLC - Sponsored ADR	445,000	51,637,800

Distributors - 2.50%
Genuine Parts Co.	598,890	53,618,622

Diversified Banks - 4.05%
HSBC Holdings PLC - Sponsored
ADR	658,195	29,493,718
Wells Fargo & Co.	1,020,750	57,406,980
		86,900,698

Diversified Chemicals - 3.11%
EI du Pont de Nemours & Co.	1,043,750	66,747,812

Electric Utilities - 3.26%
NextEra Energy, Inc.	712,350	69,831,671

Household Products - 5.61%
Kimberly-Clark Corp.	585,000	61,992,450
Unilever NV	1,395,440	58,385,210
		120,377,660

Industrial Conglomerates - 7.05%
3M Co.	491,000	75,761,300
General Electric Co.	2,835,650	75,343,220
		151,104,520

Integrated Oil & Gas - 4.46%
Chevron Corp.	424,950	40,994,926
ConocoPhillips	890,000	54,654,900
		95,649,826

Integrated Telecommunication - 0.54%
BCE, Inc.	274,950	11,685,375

Integrated Telecommunication Services - 3.42%
AT&T, Inc.	2,065,000	73,348,800

Life & Health Insurance - 3.38%
MetLife, Inc.	1,294,000	72,451,060
	Shares	Value (Note 2)
Oil & Gas - 3.01%
Exxon Mobil Corp.	775,000	$64,480,000

Other Diversified Financial Services - 4.25%
JPMorgan Chase & Co.	1,346,000	91,204,960

Pharmaceuticals - 14.00%
AstraZeneca PLC - Sponsored ADR	683,250	43,529,857
Eli Lilly & Co.	534,750	44,646,277
Johnson & Johnson	811,900	79,127,774
Merck & Co., Inc.	1,325,600	75,466,408
Pfizer, Inc.	1,714,550	57,488,862
		300,259,178

Property & Casualty Insurance - 3.38%
The Travelers Cos., Inc.	749,800	72,475,668

Semiconductors - 2.23%
Intel Corp.	1,570,100	47,754,592

Specialized REITs - 4.20%
HCP, Inc.-REIT	763,350	27,839,375
Health Care REIT, Inc.	946,870	62,143,078
		89,982,453
Systems Software - 3.92%
Microsoft Corp.	1,600,000	70,640,000
Symantec Corp.	578,816	13,457,472
		84,097,472
Tobacco - 5.29%
Altria Group, Inc.	1,355,800	66,312,178
Philip Morris International, Inc.	588,500	47,180,045
		113,492,223

Wireless Telecommunication Services - 1.73%
Vodafone Group PLC - Sponsored ADR	1,020,200	37,186,290

TOTAL COMMON STOCKS
(Cost $1,302,383,280)		1,940,550,902

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS -1.44%
SSgA® Prime Money Market Fund	0.051%	30,860,062	30,860,062

TOTAL SHORT TERM INVESTMENTS
(Cost $30,860,062)			30,860,062

See Notes to Financial Statements.

28	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2015

Value (Note 2)
TOTAL INVESTMENTS 91.92%
(Cost $1,333,243,342)	$1,971,410,964

Other Assets In Excess Of Liabilities 8.08%	173,395,744

NET ASSETS 100.00%	$2,144,806,708

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Annual Report | June 30, 2015	29

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2015

	Shares	Value (Note 2)
COMMON STOCKS - 98.54%
Aerospace & Defense - 6.94%
Orbital ATK, Inc.	3,150	$231,084
Spirit Aerosystems Holdings, Inc., Class A(a)	4,375	241,106
		472,190

Airlines - 3.25%
Copa Holdings SA, Class A	2,680	221,341

Apparel Retail - 4.65%
Ascena Retail Group, Inc.(a)	19,000	316,445

Banks - 3.46%
LegacyTexas Financial Group, Inc.	7,800	235,560

Computer Hardware - 3.69%
Avnet, Inc.	6,100	250,771

Construction & Engineering - 4.71%
KBR, Inc.	16,450	320,446

Distribution/Wholesale - 1.48%
Fossil Group, Inc.(a)	1,450	100,572

Diversified Metals & Mining - 4.18%
HudBay Minerals, Inc.	34,100	284,053

Electrical Components & Equipment - 2.66%
Hubbell, Inc., Class B	1,670	180,828

Electrical Equipment - 5.38%
BWX Technologies, Inc.	11,150	365,720

Health Care Services - 2.15%
Omnicare, Inc.	1,550	146,088

Health Care Supplies - 4.30%
Alere, Inc.(a)	5,550	292,762

Insurance - 6.39%
Assured Guaranty Ltd.	8,600	206,314
FNF Group	6,180	228,593
		434,907
Machinery-Diversified - 3.76%
AGCO Corp.	4,500	255,510

Mining - 3.88%
Luxfer Holdings PLC - ADR	20,300	263,900

Miscellaneous Manufacturing - 7.30%
ITT Corp.	4,150	173,636
	Shares	Value (Note 2)
Miscellaneous Manufacturing (continued)
LSB Industries, Inc.(a)	7,900	$322,636
		496,272

Multi-Line Insurance - 3.34%
WR Berkley Corp.	4,370	226,934

Multi-Sector Holdings - 2.12%
FNFV Group(a)	9,392	144,449

Oil & Gas Exploration & Production - 7.87%
Bill Barrett Corp.(a)	36,000	309,240
Cimarex Energy Co.	2,050	226,136
		535,376

Regional Banks - 10.53%
Bank of the Ozarks, Inc.	4,630	211,823
CVB Financial Corp.	15,100	265,911
National Bank Holdings Corp., Class A	11,450	238,503
		716,237

Retail - 6.50%
Sonic Automotive, Inc., Class A	9,700	231,151
Vista Outdoor, Inc.(a)	4,700	211,030
		442,181
TOTAL COMMON STOCKS
(Cost $5,417,715)		6,702,542

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS -1.87%
SSgA® Prime Money Market Fund	0.051%	127,166	127,166

TOTAL SHORT TERM INVESTMENTS			127,166
(Cost $127,166)

TOTAL INVESTMENTS 100.41%			$6,829,708
(Cost $5,544,881)

Liabilities In Excess Of Other Assets (0.41)%			(28,134)

NET ASSETS 100.00%			$6,801,574

See Notes to Financial Statements.

30	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2015

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Annual Report | June 30, 2015	31

Cullen Value Fund	Schedule of Investments
June 30, 2015

	Shares	Value (Note 2)
COMMON STOCKS - 80.01%
Aerospace & Defense - 5.79%
The Boeing Co.	4,400	$610,368
Raytheon Co.	11,500	1,100,320
		1,710,688

Auto Parts & Equipment - 3.81%
BorgWarner, Inc.	9,500	539,980
Johnson Controls, Inc.	11,820	585,445
		1,125,425

Banks - 2.00%
Morgan Stanley	15,200	589,608

Communications Equipment - 3.03%
Cisco Systems, Inc.	32,600	895,196

Diversified Banks - 3.66%
Wells Fargo & Co.	19,200	1,079,808

Health Care Equipment - 2.92%
Medtronic PLC	11,660	864,006

Heavy Electrical Equipment - 2.15%
ABB Ltd. - Sponsored ADR(a)	30,350	633,708

Household Products - 0.81%
Unilever NV	5,750	240,580

Industrial Conglomerates - 2.96%
3M Co.	5,670	874,881

Integrated Oil & Gas - 2.33%
ConocoPhillips	11,220	689,020

Integrated Telecommunication Services - 1.38%
AT&T, Inc.	11,450	406,704

Life & Health Insurance - 2.56%
MetLife, Inc.	13,480	754,745

Life Sciences Tools & Services - 3.40%
Thermo Fisher Scientific, Inc.	7,750	1,005,640

Managed Health Care - 4.77%
Aetna, Inc.	11,050	1,408,433

Movies & Entertainment - 2.67%
The Walt Disney Co.	6,900	787,566

Oil & Gas Equipment & Services - 3.01%
Halliburton Co.	20,650	889,396
	Shares	Value (Note 2)
Oil & Gas Exploration & Production - 0.81%
Devon Energy Corp.	4,000	$237,960

Other Diversified Financial Services - 4.87%
Citigroup, Inc.	10,600	585,544
JPMorgan Chase & Co.	12,600	853,776
		1,439,320

Pharmaceuticals - 11.08%
Johnson & Johnson	3,100	302,126
Mallinckrodt PLC(a)	1,477	173,872
Merck & Co., Inc.	15,150	862,489
Novartis AG - Sponsored ADR	9,600	944,064
Pfizer, Inc.	29,550	990,812
		3,273,363

Property & Casualty Insurance - 3.87%
The Allstate Corp.	8,600	557,882
The Chubb Corp.	6,150	585,111
		1,142,993

Railroads - 3.37%
CSX Corp.	30,450	994,193

Regional Banks - 2.85%
BB&T Corp.	20,850	840,463

Systems Software - 5.91%
Microsoft Corp.	21,100	931,565
Oracle Corp.	20,200	814,060
		1,745,625
TOTAL COMMON STOCKS
(Cost $16,040,289)		23,629,321

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS -13.63%
SSgA® Prime Money Market Fund	0.051%	4,025,425	4,025,425

TOTAL SHORT TERM INVESTMENTS
(Cost $4,025,425)			4,025,425

TOTAL INVESTMENTS 93.64%
(Cost $20,065,714)			$27,654,746

Other Assets In Excess Of Liabilities 6.36%			1,877,497

NET ASSETS 100.00%			$29,532,243

See Notes to Financial Statements.

32	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
June 30, 2015

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Annual Report | June 30, 2015	33

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2015

	Shares	Value (Note 2)
COMMON STOCKS - 80.55%
Brazil-3.00%
AMBEV SA-ADR	307,750	$1,877,275
BM&F Bovespa SA	934,100	3,524,169
		5,401,444

China - 5.83%
China Merchants Holdings International Co. Ltd.	1,030,000	4,418,149
CNOOC Ltd.	1,702,000	2,415,259
Ping An Insurance Group Co. of China Ltd., Class H	271,000	3,660,390
		10,493,798
Greece - 0.74%
OPAP SA(a)	166,150	1,324,412

Hong Kong -13.74%
AIA Group Ltd.	715,000	4,681,161
Baoxin Auto Group Ltd.	3,140,000	1,997,046
Cathay Pacific Airways Ltd.	900,000	2,212,977
China Everbright Ltd.	534,000	1,853,126
China Mobile Ltd. - Sponsored ADR	33,350	2,137,401
Great Wall Motor Co. Ltd., Class H	354,000	1,735,395
Lenovo Group Ltd.	720,000	997,581
PetroChina Co. Ltd., Class H	2,024,000	2,258,593
Television Broadcasts Ltd.	489,500	2,904,838
Value Partners Group Ltd.	2,497,850	3,944,203
		24,722,321

India - 4.55%
Ascendas India Trust	1,942,700	1,290,950
ICICI Bank Ltd. - Sponsored ADR	387,100	4,033,582
Religare Health Trust	3,772,200	2,856,773
		8,181,305

Indonesia - 0.63%
PT Perusahaan Gas Negara Persero Tbk	1,060,500	343,226
PT Telekomunikasi Indonesia Persero Tbk	3,625,000	796,643
		1,139,869

Israel - 2.26%
Elbit Systems Ltd.	37,289	2,928,618
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	19,200	1,134,720
		4,063,338

Korea -1.13%
Hyundai Motor Co.	16,590	2,022,717
	Shares	Value (Note 2)
Luxembourg - 0.79%
Pegas Nonwovens SA	42,292	$1,427,978

Malaysia - 0.54%
Axiata Group Bhd	572,500	971,111

Mexico - 5.49%
Fibra Uno Administracion SA de CV - REIT	1,661,000	3,950,258
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	180,700	1,653,405
Industrias Penoles SAB de CV	22,160	362,554
PLA Administradora Industrial S de RL de CV - REIT	1,999,350	3,911,564
		9,877,781

Nigeria - 0.86%
Lafarge Africa PLC	3,022,258	1,548,556

Panama - 0.30%
Copa Holdings SA, Class A	6,600	545,094

Philippines -1.47%
Philippine Long Distance Telephone Co.	42,305	2,636,439

Poland - 2.99%
Asseco Poland SA	81,000	1,247,529
Bank Pekao SA	50,000	2,392,952
Powszechny Zaklad Ubezpieczen SA	15,150	1,743,258
		5,383,739

Russia - 3.09%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	56,750	2,497,284
MMC Norilsk Nickel OJSC - ADR	181,300	3,058,531
		5,555,815

Singapore -3.01%
Asian Pay Television Trust	3,510,000	2,215,169
SATS Ltd.	1,165,000	3,191,781
		5,406,950

South Africa - 8.16%
The Bidvest Group Ltd.	115,650	2,929,274
MMI Holdings Ltd.	905,250	2,243,407
MTN Group Ltd.	210,900	3,965,426
Nampak Ltd.	488,500	1,356,766
SABMiller PLC	80,600	4,184,276
		14,679,149

South Korea - 3.81%
Halla Visteon Climate Control Corp.	54,000	1,866,243
Industrial Bank of Korea	100,000	1,295,441

See Notes to Financial Statements.
34	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2015

	Shares	Value (Note 2)
South Korea (continued)
Samsung Electronics Co. Ltd.	3,250	$3,694,473
		6,856,157
Sri Lanka -1.35%
Hatton National Bank PLC	1,503,734	2,427,553

Taiwan -12.88%
Advanced Semiconductor Engineering, Inc.	1,960,000	2,655,302
CTCI Corp.	998,000	1,614,034
King Yuan Electronics Co. Ltd.	2,800,000	2,445,672
MediaTek, Inc.	230,000	3,145,732
Pacific Hospital Supply Co. Ltd.	244,000	486,347
Silicon Motion Technology Corp. - ADR	74,900	2,592,289
Siliconware Precision Industries Co. - Sponsored ADR	195,050	1,453,123
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	190,000	4,314,900
Win Semiconductors Corp.	3,200,000	4,459,641
		23,167,040

Thailand -1.01%
Major Cineplex Group PCL	1,818,400	1,817,027

Turkey - 1.68%
Arcelik AS	557,000	3,023,898

Vietnam -1.24%
Saigon Securities, Inc.	2,000,000	2,225,428

TOTAL COMMON STOCKS (Cost $139,981,275)		144,898,919

PARTICIPATORY NOTES -10.75%
China - 2.62%
Daqin Railway Co. Ltd. (Issued by Morgan Stanley), Expires 12/14/2015	2,075,891	4,700,131

India - 6.89%
Bajaj Holdings & Investments Ltd. (Issued by Morgan Stanley), Expires 05/26/2017	99,378	2,277,751
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018	300,000	2,932,396
NTPC Ltd. (Issued by Morgan Stanley), Expires 03/25/2025	908,000	182,667
	Shares	Value (Note 2)
India (continued)
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 11/12/2015	1,251,508	2,733,743
State Bank of India (Issued by Morgan Stanley), Expires 05/19/2017	1,035,000	4,270,512
		$12,397,069

Saudi Arabia -1.24%
Saudi Telecom Co. (Issued by Morgan Stanley), Expires 07/25/2016	124,000	2,231,279

TOTAL PARTICIPATORY NOTES (Cost $18,038,666)		19,328,479

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 5.30%
SSgA® Prime Money Market Fund	0.051%	9,533,112	9,533,112

TOTAL SHORT TERM INVESTMENTS (Cost $9,533,112)			9,533,112

TOTAL INVESTMENTS 96.60% (Cost $167,553,053)			$173,760,510

Other Assets In Excess Of Liabilities 3.40%			6,121,092

NET ASSETS 100.00%			$179,881,602

See Notes to Financial Statements.
Annual Report | June 30, 2015	35

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2015

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad Public Limited Company in Malaysia.
Ltd.	-	Limited.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbatas, meaning “private limited”, which is the equivalent of an incorporated entity in the U.S.
REIT	-	Real Estate Investment Company.
S de RL de CV	-	Sociedad de Responsabilidad Limitada de Capital Variable.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SA de CV	-	Sociedad Anonima de Capital Variable.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.

(a)	Security considered illiquid. On June 30, 2015, the total market value of this security was $1,324,412, representing 0.74% of Net Assets.
Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	21.06%	$37,893,244
Industrials	9.45	16,983,716
Technology	9.35	16,844,958
Consumer Discretionary	6.40	11,503,875
Telecommunication Services	5.84	10,507,020
Information Technology	5.65	10,161,284
Consumer, Cyclical	4.12	7,400,678
Energy	3.99	7,171,136
Consumer Staples	3.12	5,612,254
Financials REITS/Property	2.92	5,241,208
Materials	2.76	4,969,641
Health Care	2.49	4,477,840
Real Estate Investment Trusts	2.17	3,911,564
Consumer, Non-cyclical	1.04	1,877,275
Utilities	0.19	343,226
TOTAL COMMON STOCKS	80.55	144,898,919

PARTICIPATORY NOTES
Financials	2.90	5,210,147
Industrials	2.62	4,700,131
Banks	2.37	4,270,512
Utilities	1.52	2,733,743
Telecommunications	1.24	2,231,279
Electric	0.10	182,667
TOTAL PARTICIPATORY NOTES	10.75	19,328,479

SHORT TERM INVESTMENTS	5.30	9,533,112

TOTAL INVESTMENTS	96.60%	$173,760,510
Other Assets In Excess Of Liabilities	3.40	6,121,092
TOTAL NET ASSETS	100.00%	$179,881,602

Percentages are stated as a percent of net assets.

Security determined to be illiquid. Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
10/9/13 - 12/2/14	OPAP SA	$2,230,135	$1,324,412	0.74%

See Notes to Financial Statements.
36	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2015

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
ASSETS:
Investments, at value	$297,063,912	$1,971,410,964	$6,829,708	$27,654,746	$173,760,510
Cash	–	–	–	–	56,918
Foreign currencies, at value (Cost $183,444, $–, $–, $– and $1,644,212, respectively)	183,557	–	–	–	1,640,497
Receivable for investments sold	6,313,510	235,018,842	–	2,415,002	3,458,317
Receivable for fund shares sold	280,831	1,384,368	–	–	581,831
Dividends and interest receivable	1,843,490	7,144,738	2,650	50,043	597,314
Receivable due from Investment Adviser	–	–	25,682	14,417	–
Prepaid expenses and other assets	31,135	50,100	11,936	67,249	9,688
Total Assets	305,716,435	2,215,009,012	6,869,976	30,201,457	180,105,075
LIABILITIES:
Payable to Investment Advisor	187,308	1,262,309	–	–	78,924
Payable for investments purchased	–	64,477,908	–	600,189	–
Payable for shares redeemed	251,720	4,065,703	–	–	18,952
Distribution fees payable	16,440	175,835	302	463	9,015
Trustees’ fees and expenses payable	20,000	20,000	20,000	20,000	20,000
Accrued expenses and other liabilities	83,196	200,549	48,100	48,562	96,582
Total Liabilities	558,664	70,202,304	68,402	669,214	223,473
NET ASSETS	$305,157,771	$2,144,806,708	$6,801,574	$29,532,243	$179,881,602

NET ASSETS CONSIST OF
Paid-in capital	$305,493,816	$1,467,314,833	$5,373,741	$21,519,172	$183,104,956
Accumulated net investment income/(loss)	(23,777)	–	(4,338)	–	792,734
Accumulated net realized gain/(loss) on investments and foreign currency related transactions	(37,385,596)	39,324,253	147,344	424,039	(10,219,769)
Net unrealized appreciation in value on investments and foreign currency related transactions	37,073,328	638,167,622	1,284,827	7,589,032	6,203,681
NET ASSETS	$305,157,771	$2,144,806,708	$6,801,574	$29,532,243	$179,881,602
INVESTMENTS, AT COST	$259,925,383	$1,333,243,342	$5,544,881	$20,065,714	$167,553,053

See Notes to Financial Statements.
Annual Report | June 30, 2015	37

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2015

	Cullen				Cullen
	International	Cullen High			Emerging
	High Dividend Fund	Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Markets High Dividend Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.22	$16.64	$14.15	$13.82	$10.87
Net Assets	$56,893,050	$409,564,408	$1,093,563	$913,795	$24,780,554
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,569,084	24,619,946	77,281	66,139	2,279,246

Class C:
Net Asset Value, offering and redemption price per share	$10.19	$16.53	$13.62	$13.79	$10.80
Net Assets	$3,956,279	$91,504,437	$87,222	$322,297	$4,696,270
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	388,394	5,534,900	6,405	23,371	434,919

Class I:
Net Asset Value, offering and redemption price per share	$10.29	$16.64	$14.32	$13.80	$10.91
Net Assets	$244,025,994	$1,635,821,201	$5,620,789	$28,296,151	$150,404,778
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	23,726,173	98,293,317	392,566	2,050,490	13,781,122

Class R1:
Net Asset Value, offering and redemption price per share	$11.72	$14.84	N/A	N/A	N/A
Net Assets	$101,005	$4,551,965	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	8,615	306,703	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$11.64	$14.98	N/A	N/A	N/A
Net Assets	$181,443	$3,364,697	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	15,585	224,589	N/A	N/A	N/A

See Notes to Financial Statements.
38	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Year Ended June 30, 2015

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund
INVESTMENT INCOME
Dividends*	$15,397,995	$73,384,575	$74,868	$601,777	$4,906,414
Interest	–	–	–	–	20,641
Total Investment Income	15,397,995	73,384,575	74,868	601,777	4,927,055

EXPENSES
Investment advisory fees (Note 6)	4,248,231	23,511,952	75,770	288,461	1,451,029
Administrative fees	121,937	594,597	4,513	10,092	52,348
Distribution fees (Note 7)
Retail	153,355	1,165,670	4,411	2,815	66,873
Class C	37,624	934,769	1,027	3,077	46,704
Class R1	516	24,349	N/A	N/A	N/A
Class R2	421	8,712	N/A	N/A	N/A
Registration and filing fees	82,990	162,124	44,547	41,494	45,704
Custody fees	77,467	119,887	2,689	3,207	197,280
Transfer agent fees	91,190	386,459	38,646	38,446	41,765
Legal fees	39,418	39,418	39,418	39,418	39,418
Professional fees	61,345	38,915	38,915	38,915	38,915
Shareholder reports	20,863	137,584	–	72	6,297
Trustees’ fees	72,000	72,000	72,000	72,000	72,000
Other expenses	18,106	75,790	2,817	3,296	8,241
Total Expenses	5,025,463	27,272,226	324,753	541,293	2,066,574
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(87,602)	(1,487,295)	(54,361)	(12,397)	(91,142)
Class C	(5,482)	(299,050)	(3,329)	(3,414)	(15,954)
Class I	(491,835)	(5,691,686)	(185,855)	(303,245)	(394,872)
Class R1	N/A	(3,391)	N/A	N/A	N/A
Class R2	N/A	(2,454)	N/A	N/A	N/A
Net Expenses	4,440,544	19,788,350	81,208	222,237	1,564,606
Net Investment Income/(Loss)	10,957,451	53,596,225	(6,340)	379,540	3,362,449
Net realized gain/(loss) on:
Investments	4,811,473	41,639,048	601,545	438,835	(5,362,463)
Foreign currency related transactions	(17,408,605)	–	–	–	(2,351,458)
Total net realized gain/(loss)	(12,597,132)	41,639,048	601,545	438,835	(7,713,921)
Net change in unrealized appreciation/(depreciation) on:
Investments	(34,833,441)	(85,880,462)	(1,210,752)	(548,600)	(307,898)
Foreign currency related transactions	(76,368)	–	–	–	(3,835)
Total net change in unrealized appreciation/(depreciation)	(34,909,809)	(85,880,462)	(1,210,752)	(548,600)	(311,733)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(47,506,941)	(44,241,414)	(609,207)	(109,765)	(8,025,654)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,549,490)	$9,354,811	$(615,547)	$269,775	$(4,663,205)

*Foreign taxes withheld on dividends	$1,400,017	$1,000,873	$916	$13,960	$418,205

See Notes to Financial Statements.
Annual Report | June 30, 2015	39

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2015	Year Ended June 30, 2014
OPERATIONS
Net investment income	$10,957,451	$18,064,610	$53,596,225	$104,324,725
Net realized gain/(loss) on investments and foreign currency related transactions	(12,597,132)	(3,724,665)	41,639,048	100,539,998
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	(34,909,809)	54,316,248	(85,880,462)	252,677,375
Net Increase/(Decrease) in Net Assets Resulting from Operations	(36,549,490)	68,656,193	9,354,811	457,542,098
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(1,573,042)	(2,336,079)	(10,159,231)	(19,579,589)
Class C	(75,243)	(116,041)	(1,543,651)	(2,863,420)
Class I	(8,834,624)	(15,586,954)	(43,374,721)	(81,680,457)
Class R1	(1,951)	(3,089)	(99,745)	(177,595)
Class R2	(3,955)	(2,628)	(78,580)	(112,390)
From net realized gains
Retail	–	–	(14,975,631)	–
Class C	–	–	(3,011,594)	–
Class I	–	–	(57,229,953)	–
Class R1	–	–	(170,488)	–
Class R2	–	–	(125,754)	–
Net Decrease in Net Assets from Distributions	(10,488,815)	(18,044,791)	(130,769,348)	(104,413,451)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	30,092,826	23,978,621	129,280,862	116,060,943
Class C	763,697	1,626,056	14,756,411	9,848,350
Class I	212,006,066	228,023,395	394,064,668	365,138,436
Class R1	2,706	2,225	134,750	189,639
Class R2	115,901	5,697	1,080,736	2,587,765
Dividends reinvested
Retail	1,492,146	2,038,025	23,233,400	17,475,532
Class C	64,164	97,899	4,273,176	2,550,861
Class I	3,339,290	4,099,206	67,996,191	46,088,112
Class R1	1,951	3,088	270,233	177,595
Class R2	3,955	2,628	204,334	112,390
Shares redeemed
Retail	(32,734,287)	(21,957,497)	(241,605,844)	(144,764,231)
Class C	(242,317)	(735,744)	(12,940,320)	(12,718,633)
Class I	(320,828,135)	(144,875,256)	(640,010,489)	(700,284,554)
Class R1	(1,916)	–	(487,022)	(12,405)
Class R2	(6,071)	(1,960)	(939,212)	(572,648)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(105,930,024)	92,306,383	(260,688,126)	(298,122,848)
Net Increase/(Decrease) in Net Assets	(152,968,329)	142,917,785	(382,102,663)	55,005,799
NET ASSETS
Beginning of year	458,126,100	315,208,315	2,526,909,371	2,471,903,572
End of year *	$305,157,771	$458,126,100	$2,144,806,708	$2,526,909,371
*Includes undistributed net investment income/(loss) of:	$(23,777)	$–	$–	$2,872

See Notes to Financial Statements.
40	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
OPERATIONS
Net investment income/(loss)	$(6,340)	$(22,735)	$379,540	$333,998
Net realized gain on investments and foreign currency related transactions	601,545	886,605	438,835	151
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	(1,210,752)	783,085	(548,600)	5,555,423
Net Increase/(Decrease) in Net Assets Resulting from Operations	(615,547)	1,646,955	269,775	5,889,572
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	–	–	(12,587)	(4,058)
Class C	–	–	(1,214)	(846)
Class I	–	–	(380,535)	(329,844)
From net realized gains
Retail	(318,045)	(36,107)	–	(2,566)
Class C	(15,527)	(1,661)	–	(3,445)
Class I	(689,361)	(89,237)	–	(336,761)
Net Decrease in Net Assets from Distributions	(1,022,933)	(127,005)	(394,336)	(677,520)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	529,723	196,341	634,310	820,215
Class C	10,000	4,060	56,000	–
Class I	1,829,922	631,511	2,168,442	775,955
Dividends reinvested
Retail	317,721	36,068	12,562	6,624
Class C	15,527	1,661	613	3,784
Class I	689,361	89,237	380,535	665,994
Shares redeemed
Retail	(1,631,595)	(778,898)	(813,810)	(35,349)
Class C	(31,137)	(33,104)	(300)	(52,913)
Class I	(3,020,081)	(480,071)	(1,472,769)	(941,553)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(1,290,559)	(333,195)	965,583	1,242,757
Net Increase/(Decrease) in Net Assets	(2,929,039)	1,186,755	841,022	6,454,809
NET ASSETS
Beginning of year	9,730,613	8,543,858	28,691,221	22,236,412
End of year *	$6,801,574	$9,730,613	$29,532,243	$28,691,221
*Includes undistributed net investment loss of:	$(4,338)	$–	$–	$–

See Notes to Financial Statements.
Annual Report | June 30, 2015	41

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund
	Year Ended June 30, 2015	Year Ended June 30, 2014
OPERATIONS
Net investment income	$3,362,449	$1,252,832
Net realized loss on investments and foreign currency related transactions	(7,713,921)	(640,484)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	(311,733)	6,906,615
Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,663,205)	7,518,963
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(729,243)	(358,989)
Class C	(107,883)	(52,168)
Class I	(3,601,581)	(825,323)
Net Decrease in Net Assets from Distributions	(4,438,707)	(1,236,480)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	11,101,607	26,615,949
Class C	853,402	1,307,710
Class I	129,155,504	50,333,298
Dividends reinvested
Retail	704,549	350,602
Class C	107,611	51,501
Class I	3,544,409	766,044
Shares redeemed
Retail	(10,297,822)	(9,289,100)
Class C	(319,408)	(527,734)
Class I	(33,561,619)	(5,344,684)
Net Increase in Net Assets Derived from Capital Share Transactions	101,288,233	64,263,586
Net Increase in Net Assets	92,186,321	70,546,069
NET ASSETS
Beginning of year	87,695,281	17,149,212
End of year *	$179,881,602	$87,695,281
*Includes undistributed net investment income of:	$792,734	$561,162

See Notes to Financial Statements.
42	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen International High Dividend Fund
Retail
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
6/30/2013	$9.01	0.26	0.99	1.25	(0.22)	(0.22)	$10.04
6/30/2012	$10.44	0.27	(1.41)	(1.14)	(0.29)	(0.29)	$9.01
6/30/2011	$8.21	0.25	2.24	2.49	(0.26)	(0.26)	$10.44
Class C
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
6/30/2013	$8.99	0.17	1.00	1.17	(0.14)	(0.14)	$10.02
6/30/2012	$10.39	0.21	(1.40)	(1.19)	(0.21)	(0.21)	$8.99
6/30/2011	$8.18	0.17	2.23	2.40	(0.19)	(0.19)	$10.39
Class I
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
6/30/2013	$9.07	0.34	0.94	1.28	(0.25)	(0.25)	$10.10
6/30/2012	$10.48	0.33	(1.44)	(1.11)	(0.30)	(0.30)	$9.07
6/30/2011	$8.24	0.30	2.23	2.53	(0.29)	(0.29)	$10.48
Class R1
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
6/30/2013	$10.23	0.25	1.11	1.36	(0.16)	(0.16)	$11.43
6/30/2012	$11.81	0.27	(1.60)	(1.33)	(0.25)	(0.25)	$10.23
6/30/2011	$9.16	0.23	2.63	2.86	(0.21)	(0.21)	$11.81
Class R2
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01
6/30/2013	$10.17	0.26	1.11	1.37	(0.19)	(0.19)	$11.35
6/30/2012	$11.73	0.30	(1.59)	(1.29)	(0.27)	(0.27)	$10.17
6/30/2011	$9.16	0.27	2.53	2.80	(0.23)	(0.23)	$11.73

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.

See Notes to Financial Statements.
44	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses after Reimbursements to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(c)

(8.34%)	$56,893	1.39%	1.25%	2.31%	2.45%	44%
18.62%	$65,198	1.38%	1.25%	3.99%	4.12%	45%
13.89%	$53,713	1.54%	1.25%	2.35%	2.64%	14%
(10.83%)	$36,004	1.72%	1.25%	2.49%	2.96%	36%
30.49%	$47,698	1.71%	1.25%	2.08%	2.54%	65%

(9.02%)	$3,956	2.15%	2.00%	1.63%	1.78%	44%
17.70%	$3,799	2.13%	2.00%	3.30%	3.43%	45%
13.06%	$2,383	2.29%	2.00%	1.43%	1.72%	14%
(11.35%)	$2,093	2.47%	2.00%	1.88%	2.36%	36%
29.50%	$2,294	2.47%	2.00%	1.28%	1.74%	65%

(8.04%)	$244,026	1.14%	1.00%	2.47%	2.61%	44%
18.89%	$388,934	1.13%	1.00%	4.40%	4.53%	45%
14.09%	$258,951	1.28%	1.00%	3.04%	3.32%	14%
(10.48%)	$55,909	1.47%	1.00%	3.08%	3.54%	36%
30.82%	$35,409	1.48%	1.00%	2.56%	3.03%	65%

(8.73%)	$101	1.64%	1.64%	2.09%	2.09%	44%
17.95%	$110	1.83%	1.75%	3.57%	3.65%	45%
13.32%	$91	2.03%	1.75%	1.87%	2.15%	14%
(11.18%)	$46	2.22%	1.75%	2.13%	2.59%	36%
31.30%	$52	2.22%	1.75%	1.56%	2.02%	65%

(8.53%)	$181	1.40%	1.40%	2.43%	2.43%	44%
18.37%	$86	1.58%	1.50%	3.85%	3.93%	45%
13.49%	$69	1.79%	1.50%	1.98%	2.27%	14%
(10.91%)	$55	1.97%	1.50%	2.39%	2.86%	36%
30.70%	$59	1.97%	1.50%	1.88%	2.35%	65%

Annual Report | June 30, 2015	45

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen High Dividend Equity Fund
Retail
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$17.58
6/30/2013	$13.72	0.34	1.56	1.90	(0.34)	–	(0.34)	$15.28
6/30/2012	$12.73	0.32	0.98	1.30	(0.31)	–	(0.31)	$13.72
6/30/2011	$10.44	0.29	2.28	2.57	(0.28)	–	(0.28)	$12.73
Class C
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$17.51
6/30/2013	$13.68	0.24	1.54	1.78	(0.24)	–	(0.24)	$15.22
6/30/2012	$12.72	0.22	0.98	1.20	(0.24)	–	(0.24)	$13.68
6/30/2011	$10.43	0.20	2.28	2.48	(0.19)	–	(0.19)	$12.72
Class I
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$17.59
6/30/2013	$13.72	0.38	1.56	1.94	(0.38)	–	(0.38)	$15.28
6/30/2012	$12.73	0.35	0.98	1.33	(0.34)	–	(0.34)	$13.72
6/30/2011	$10.44	0.32	2.28	2.60	(0.31)	–	(0.31)	$12.73
Class R1
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$15.80
6/30/2013	$12.43	0.27	1.37	1.64	(0.28)	–	(0.28)	$13.79
6/30/2012	$11.53	0.23	0.89	1.12	(0.22)	–	(0.22)	$12.43
6/30/2011	$9.48	0.22	2.02	2.24	(0.19)	–	(0.19)	$11.53
Class R2
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$15.93
6/30/2013	$12.55	0.29	1.41	1.70	(0.31)	–	(0.31)	$13.94
6/30/2012	$11.68	0.25	0.90	1.15	(0.28)	–	(0.28)	$12.55
6/30/2011	$9.53	0.25	2.11	2.36	(0.21)	–	(0.21)	$11.68

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Less than 0.5%.

See Notes to Financial Statements.
46	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses after Reimbursements to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(c)

(0.11%)	$409,564	1.32%	1.00%	1.80%	2.11%	10%
19.76%	$521,226	1.31%	1.00%	3.67%	3.99%	6%
14.04%	$463,198	1.37%	1.00%	1.99%	2.36%	10%
10.42%	$384,087	1.41%	1.00%	2.08%	2.48%	2%
24.85%	$271,269	1.43%	1.00%	2.01%	2.44%	0	%(d)

(0.93%)	$91,504	2.07%	1.75%	1.06%	1.38%	10%
18.97%	$90,783	2.06%	1.75%	2.96%	3.27%	6%
13.14%	$79,194	2.12%	1.75%	1.27%	1.64%	10%
9.55%	$38,099	2.16%	1.75%	1.31%	1.72%	2%
23.94%	$25,514	2.17%	1.75%	1.26%	1.69%	0	%(d)

0.06%	$1,635,821	1.07%	0.75%	2.05%	2.37%	10%
20.13%	$1,906,742	1.06%	0.75%	3.90%	4.21%	6%
14.31%	$1,924,719	1.12%	0.75%	2.24%	2.61%	10%
10.65%	$1,603,604	1.16%	0.75%	2.30%	2.71%	2%
25.16%	$672,065	1.18%	0.75%	2.26%	2.69%	0	%(d)

(0.67%)	$4,552	1.57%	1.50%	1.56%	1.63%	10%
19.24%	$4,921	1.76%	1.50%	3.28%	3.54%	6%
13.35%	$3,965	1.86%	1.50%	1.67%	2.03%	10%
9.88%	$171	1.91%	1.50%	1.50%	1.92%	2%
23.82%	$58	1.93%	1.50%	1.55%	1.98%	0	%(d)

(0.41%)	$3,365	1.32%	1.25%	1.83%	1.90%	10%
19.16%	$3,237	1.50%	1.25%	4.10%	4.36%	6%
13.73%	$827	1.62%	1.25%	1.82%	2.19%	10%
10.05%	$155	1.66%	1.25%	1.74%	2.15%	2%
24.88%	$84	1.68%	1.25%	1.82%	2.26%	0	%(d)

Annual Report | June 30, 2015	47

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen Small Cap Value Fund
Retail
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
6/30/2014	$14.69	(0.07)		2.98	2.91	–		(0.23)	(0.23)	$17.37
6/30/2013	$12.55	(0.02)		2.44	2.42	(0.03)		(0.25)	(0.28)	$14.69
6/30/2012	$13.85	0.04		(1.01)	(0.97)	(0.05)		(0.28)	(0.33)	$12.55
6/30/2011	$10.63	0.05		3.30	3.35	(0.06)		(0.07)	(0.13)	$13.85
Class C
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
6/30/2014	$14.41	(0.19)		2.92	2.73	–		(0.23)	(0.23)	$16.91
6/30/2013	$12.39	(0.13)		2.40	2.27	(0.00	)(d)	(0.25)	(0.25)	$14.41
6/30/2012	$13.73	(0.06)		(0.97)	(1.03)	(0.03)		(0.28)	(0.31)	$12.39
6/30/2011	$10.57	(0.02)		3.25	3.23	(0.00	)(d)	(0.07)	(0.07)	$13.73
Class I
6/30/2015	$17.54	(0.00	)(d)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
6/30/2014	$14.80	(0.03)		3.00	2.97	–		(0.23)	(0.23)	$17.54
6/30/2013	$12.63	0.01		2.44	2.45	(0.03)		(0.25)	(0.28)	$14.80
6/30/2012	$13.88	0.07		(0.98)	(0.91)	(0.06)		(0.28)	(0.34)	$12.63
6/30/2011	$10.64	0.10		3.29	3.39	(0.08)		(0.07)	(0.15)	$13.88
Cullen Value Fund
Retail
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
6/30/2014	$11.26	0.14		2.78	2.92	(0.13)		(0.18)	(0.31)	$13.87
6/30/2013(e)	$10.00	0.10		1.25	1.35	(0.09)		–	(0.09)	$11.26
Class C
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
6/30/2014	$11.25	0.04		2.79	2.83	(0.04)		(0.18)	(0.22)	$13.86
6/30/2013(e)	$10.00	0.04		1.25	1.29	(0.04)		–	(0.04)	$11.25
Class I
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80
6/30/2014	$11.26	0.17		2.79	2.96	(0.17)		(0.18)	(0.35)	$13.87
6/30/2013(e)	$10.00	0.13		1.25	1.38	(0.12)		–	(0.12)	$11.26

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Less than $0.01.
(e)	Commencement of operations was September 1, 2012.
(f)	Annualized.

See Notes to Financial Statements.
48	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses after Reimbursements to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate(c)

(5.88%)	$1,094	4.33%		1.25%		(3.31%)		(0.23%)		37%
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%
19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%
(6.92%)	$2,195	5.84%		1.25%		(4.24%)		0.35%		25%
31.54%	$1,546	8.98%		1.25%		(7.36%)		0.37%		16%

(6.49%)	$87	5.24%		2.00%		(4.25%)		(1.00%)		37%
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%
18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%
(7.46%)	$167	6.59%		2.00%		(5.11%)		(0.51%)		25%
30.56%	$228	8.82%		2.00%		(6.95%)		(0.13%)		16%

(5.79%)	$5,621	4.26%		1.00%		(3.28%)		(0.02%)		37%
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%
19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%
(6.48%)	$5,425	5.59%		1.00%		(4.05%)		0.54%		25%
31.86%	$5,331	8.26%		1.00%		(6.47%)		0.79%		16%

0.77%	$914	2.10%		1.00%		(0.04%)		1.06%		11%
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%
13.58%	$177	2.78	%(f)	1.00	%(f)	(0.65	%)(f)	1.13	%(f)	16%

(0.12%)	$322	2.86%		1.75%		(0.77%)		0.34%		11%
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%
12.88%	$262	3.48	%(f)	1.75	%(f)	(1.33	%)(f)	0.41	%(f)	16%

0.88%	$28,296	1.86%		0.75%		0.23%		1.34%		11%
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%
13.89%	$21,797	2.36	%(f)	0.75	%(f)	(0.08	%)(f)	1.53	%(f)	16%

Annual Report | June 30, 2015	49

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from net Realized Capital Gains		Total Distributions	Net Asset Value End of Period

Cullen Emerging Markets High Dividend Fund
Retail
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–		(0.32)	$10.87
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–		(0.22)	$11.57
6/30/2013(d)	$10.00	0.23	0.43	0.66	(0.11)	(0.00	)(e)	(0.11)	$10.55
Class C
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–		(0.26)	$10.80
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–		(0.15)	$11.51
6/30/2013(d)	$10.00	0.16	0.43	0.59	(0.07)	(0.00	)(e)	(0.07)	$10.52
Class I
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–		(0.34)	$10.91
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–		(0.24)	$11.60
6/30/2013(d)	$10.00	0.20	0.48	0.68	(0.11)	(0.00	)(e)	(0.11)	$10.57

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Commencement of operations was September 1, 2012.
(e)	Less than $0.01.
(f)	Annualized.

See Notes to Financial Statements.
50	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses after Reimbursements to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate(c)

(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%
6.61%	$5,288	5.12	%(f)	1.25	%(f)	(1.35	%)(f)	2.52	%(f)	37%

(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%
5.93%	$3,211	6.15	%(f)	2.00	%(f)	(2.37	%)(f)	1.78	%(f)	37%

(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%
6.83%	$8,651	6.80	%(f)	1.00	%(f)	(3.55	%)(f)	2.25	%(f)	37%

Annual Report | June 30, 2015	51

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

1.	ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers five separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (c) below.

c)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

52	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. During the year ended June 30, 2015, there were transfers between Levels 1 and 2 due to trading halted on Great Wall Motor Co. and OPAP securities. There were no transfers into Level 3 assets and liabilities, based on levels assigned to securities on June 30, 2015. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. futures contracts and options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing each Fund’s assets carried at the fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(1)	$284,792,464	$–	$–	$284,792,464
Short Term Investments	12,271,448	–	–	12,271,448
Total	$297,063,912	$–	$–	$297,063,912

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(1)	$1,940,550,902	$–	$–	$1,940,550,902
Short Term Investments	30,860,062	–	–	30,860,062
Total	$1,971,410,964	$–	$–	$1,971,410,964

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(1)	$6,702,542	$–	$–	$6,702,542
Short Term Investments	127,166	–	–	127,166
Total	$6,829,708	$–	$–	$6,829,708

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(1)	$23,629,321	$–	$–	$23,629,321
Short Term Investments	4,025,425	–	–	4,025,425
Total	$27,654,746	$–	$–	$27,654,746

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(1)
Greece	$–	$1,324,412	$–	$1,324,412
Hong Kong	22,986,926	1,735,395	–	24,722,321
Other	118,852,186	–	–	118,852,186
Participatory Notes	–	19,328,479	–	19,328,479
Short Term Investments	9,533,112	–	–	9,533,112
Total	$151,372,224	$22,388,286	$–	$173,760,510

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Annual Report | June 30, 2015	53

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

Transfers into and out of Levels 1 and 2 as of June 30, 2015 were as follows:

	Level 1		Level 2
Cullen Emerging Markets High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$–	$(3,059,807)	$3,059,807	$–
Total	$–	$(3,059,807)	$3,059,807	$–

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used are not applicable for these Funds.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

e)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

f)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

g)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

h)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

i)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

j)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

k)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

54	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
Cullen International High Dividend Fund
Retail
Shares sold	2,838,177	2,169,881
Dividends reinvested	143,603	182,773
Shares redeemed	(3,108,634)	(2,006,720)
Net increase/(decrease) in shares outstanding	(126,854)	345,934
Class C
Shares sold	72,520	153,737
Dividends reinvested	6,203	8,808
Shares redeemed	(23,081)	(67,760)
Net increase in shares outstanding	55,642	94,785
Class I
Shares sold	19,959,443	20,733,333
Dividends reinvested	319,977	364,996
Shares redeemed	(30,311,561)	(12,973,778)
Net increase/(decrease) in shares outstanding	(10,032,141)	8,124,551
Class R1
Shares sold	222	178
Dividends reinvested	164	243
Shares redeemed	(167)	–
Net increase in shares outstanding	219	421
Class R2
Shares sold	9,132	463
Dividends reinvested	335	208
Shares redeemed	(501)	(155)
Net increase in shares outstanding	8,966	516

Annual Report | June 30, 2015	55

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
Cullen High Dividend Equity Fund
Retail
Shares sold	7,473,537	7,095,036
Dividends reinvested	1,325,913	1,064,174
Shares redeemed	(13,822,127)	(8,837,379)
Net decrease in shares outstanding	(5,022,677)	(678,169)
Class C
Shares sold	850,808	607,394
Dividends reinvested	245,043	156,031
Shares redeemed	(746,660)	(779,977)
Net increase/(decrease) in shares outstanding	349,191	(16,552)
Class I
Shares sold	22,587,650	22,360,636
Dividends reinvested	3,881,326	2,805,518
Shares redeemed	(36,595,074)	(42,718,825)
Net decrease in shares outstanding	(10,126,098)	(17,552,671)
Class R1
Shares sold	8,607	12,829
Dividends reinvested	17,246	12,010
Shares redeemed	(30,651)	(846)
Net increase/(decrease) in shares outstanding	(4,798)	23,993
Class R2
Shares sold	68,115	174,337
Dividends reinvested	12,922	7,495
Shares redeemed	(59,602)	(37,982)
Net increase in shares outstanding	21,435	143,850
Cullen Small Cap Value Fund
Retail
Shares sold	34,683	11,915
Dividends reinvested	24,161	2,097
Shares redeemed	(124,801)	(47,869)
Net decrease in shares outstanding	(65,957)	(33,857)
Class C
Shares sold	677	252
Dividends reinvested	1,223	99
Shares redeemed	(2,414)	(2,111)
Net decrease in shares outstanding	(514)	(1,760)
Class I
Shares sold	137,592	37,230
Dividends reinvested	51,910	5,143
Shares redeemed	(203,156)	(29,202)
Net increase/(decrease) in shares outstanding	(13,654)	13,171

56	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
Cullen Value Fund
Retail
Shares sold	48,231	62,434
Dividends reinvested	910	506
Shares redeemed	(58,767)	(2,920)
Net increase/(decrease) in shares outstanding	(9,626)	60,020
Class C
Shares sold	4,097	–
Dividends reinvested	44	298
Shares redeemed	(22)	(4,335)
Net increase/(decrease) in shares outstanding	4,119	(4,037)
Class I
Shares sold	156,886	58,585
Dividends reinvested	27,632	52,069
Shares redeemed	(107,611)	(73,265)
Net increase in shares outstanding	76,907	37,389
Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	1,006,514	2,471,893
Dividends reinvested	64,337	31,450
Shares redeemed	(923,558)	(872,514)
Net increase in shares outstanding	147,293	1,630,829
Class C
Shares sold	75,186	118,830
Dividends reinvested	9,849	4,662
Shares redeemed	(30,244)	(48,699)
Net increase in shares outstanding	54,791	74,793
Class I
Shares sold	11,461,130	4,653,693
Dividends reinvested	323,498	68,345
Shares redeemed	(3,058,310)	(485,410)
Net increase in shares outstanding	8,726,318	4,236,628

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2015 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$178,015,304	$295,435,886
Cullen High Dividend Equity Fund	238,128,909	723,715,631
Cullen Small Cap Value Fund	2,655,613	4,909,267
Cullen Value Fund	2,816,662	6,188,353
Cullen Emerging Markets High Dividend Fund	178,654,115	87,391,653

Annual Report | June 30, 2015	57

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

5. FEDERAL TAX INFORMATION

As of June 30, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation	Total
Cullen International High Dividend Fund	$–	$(35,988,520)	$(23,777)	$35,676,252	$(336,045)
Cullen High Dividend Equity Fund	–	39,334,749	–	638,157,126	677,491,875
Cullen Small Cap Value Fund	–	147,851	(4,338)	1,284,320	1,427,833
Cullen Value Fund	–	468,943	–	7,544,128	8,013,071
Cullen Emerging Markets High Dividend Fund	2,806,655	(10,029,231)	–	3,999,222	(3,223,354)

As of June 30, 2015 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Depreciation of Foreign Currency and Derivatives	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes*
Cullen International High Dividend Fund	$44,304,355	$(8,562,902)	$(65,201)	$35,676,252	$261,322,459
Cullen High Dividend Equity Fund	638,990,315	(833,189)	–	638,157,126	1,333,253,838
Cullen Small Cap Value Fund	1,788,397	(504,077)	–	1,284,320	5,545,388
Cullen Value Fund	7,634,397	(90,269)	–	7,544,128	20,110,618
Cullen Emerging Markets High Dividend Fund	14,570,422	(10,567,424)	(3,776)	3,999,222	169,757,512

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments
Cullen International High Dividend Fund	$–	$(492,413)	$492,413
Cullen High Dividend Equity Fund	–	1,656,831	(1,656,831)
Cullen Small Cap Value Fund*	(2,003)	2,002	1
Cullen Value Fund	–	14,796	(14,796)
Cullen Emerging Markets High Dividend Fund	–	1,307,830	(1,307,830)

*	Includes Net Operating Loss (NOL) offset to Paid in Capital (PIC) in the amount of $2,002.

At June 30, 2015, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

Fund	Expiring in 2017	Expiring in 2018	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$1,150,342	$17,096,391	$6,292,534	–	$24,539,267
Cullen High Dividend Equity Fund	–	–	–	–	–
Cullen Small Cap Value Fund	–	–	–	–	–
Cullen Value Fund	–	–	–	–	–
Cullen Emerging Markets High Dividend Fund	–	–	1,790,803	$184,286	1,975,089

58	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen International High Dividend Fund and Cullen Small Cap Value Fund elected to treat late year ordinary losses of $23,777 and $4,338, respectively, as having been incurred in the following fiscal year June 30, 2016. The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $11,449,253 and $8,054,142, respectively, as having been incurred in the following fiscal year June 30, 2016.

The tax composition of dividends paid during the year ended June 30, 2015 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Cullen International High Dividend Fund	$10,488,815	$–
Cullen High Dividend Equity Fund	55,256,607	75,512,741
Cullen Small Cap Value Fund	55,980	966,953
Cullen Value Fund	379,540	14,796
Cullen Emerging Markets High Dividend Fund	4,438,707	–

The tax composition of dividends paid during the year ended June 30, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$18,028,258	$–	$16,533
Cullen High Dividend Equity Fund	104,413,451	–	–
Cullen Small Cap Value Fund	–	127,005	–
Cullen Value Fund	677,243	–	277
Cullen Emerging Markets High Dividend Fund	1,236,480	–	–

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Investment Advisor, with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2016, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; and the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

Annual Report | June 30, 2015	59

Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

As of June 30, 2015, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2016	2017	2018
Cullen International High Dividend Fund
Retail	$141,000	$71,710	$87,602
Class C	6,616	4,456	5,482
Class I	425,591	436,290	491,835
Class R1	214	80	N/A
Class R2	189	62	N/A
Total	$573,610	$512,598	$584,919

Cullen High Dividend Equity Fund
Retail	$1,630,120	$1,533,595	$1,487,295
Class C	229,551	265,976	299,050
Class I	6,581,395	6,068,336	5,691,686
Class R1	7,506	11,658	3,391
Class R2	1,576	5,911	2,454
Total	$8,450,148	$7,885,476	$7,483,876

Cullen Small Cap Value Fund
Retail	$87,777	$60,863	$54,361
Class C	6,752	2,676	3,329
Class I	202,679	150,336	185,855
Total	$297,208	$213,875	$243,545

Cullen Value Fund
Retail	$1,742	$3,366	$12,397
Class C	2,891	2,832	3,414
Class I	266,268	266,468	303,245
Total	$270,901	$272,666	$319,056

Cullen Emerging Markets High Dividend Fund
Retail	$53,734	$110,163	$91,142
Class C	49,819	26,282	15,954
Class I	135,954	202,707	394,872
Total	$239,507	$339,152	$501,968

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

7.  DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2015

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At June 30, 2015, the Cullen Small Cap Value Fund had three affiliated shareholders who held 28.83%, 7.36% and 5.41% of the Fund’s outstanding shares, and the Cullen Value Fund had an affiliated shareholder who held 24.03% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

11. SUBSEQUENT EVENTS

Shareholder Distributions for the Cullen High Dividend Equity Fund:

On July 31, 2015 the Cullen High Dividend Equity Fund paid regularly scheduled distributions in the amount of $0.00728, $0.0115, $0.00041 and $0.00374 per share in the Retail Class, Class I, Class R1, and Class R2, respectively, to shareholders of record as of July 29, 2015.

Annual Report | June 30, 2015	61

Cullen Funds Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Cullen Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cullen Funds Trust (comprised of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund, hereinafter collectively referred to as the “Funds”) at June 30, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Denver, Colorado

August 21, 2015

62	www.cullenfunds.com

Cullen Funds Trust	Additional Information
June 30, 2015 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Federal Tax Status of Dividends Declared during the Tax Year

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $966,953; Cullen Value Fund designates $14,796; Cullen High Dividend Equity Fund designates $75,512,741 as long-term capital gain distributions.

Certain tax information is required to be provided to shareholders based upon each Fund’s income and distributions for the year ended June 30, 2015. The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2014:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	100.00%
Cullen High Dividend Equity Fund	54.97%	100.00%
Cullen Small Cap Value Fund	100.00%	100.00%
Cullen Value Fund	100.00%	100.00%
Cullen Emerging Markets High Dividend Fund	0.00%	41.99%

In early 2014, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2013 via Form 1099. The Funds will notify shareholders in early 2016 of amounts paid to them by the Funds, if any, during the calendar year 2015.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2015:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	1,043,714	11,591,605
Cullen Emerging Markets High Dividend Fund	364,310	4,774,837

Annual Report | June 30, 2015	63

Cullen Funds Trust	Board of Trustees
June 30, 2015 (Unaudited)

INTERESTED TRUSTEE

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
James P. Cullen *† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	5	None

INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 16, 20142010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	5	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	5	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	5	None

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	5	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	5	None

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

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Cullen Funds Trust	Board of Trustees
June 30, 2015 (Unaudited)

OFFICERS

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice Chairman and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1970	Secretary	Since 2000	Executive Director, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Executive Director and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc. since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

Annual Report | June 30, 2015	65

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2015 (Unaudited)

At the May 14, 2015 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Advisor”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”) and the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Advisor and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in executive session and discussed the approval of the Investment Advisory Agreements with counsel, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including, among other things: the nature, quality, and extent of the services provided to each Fund by the Advisor; the personnel and operations of the Advisor; the investment performance of the Funds and the Advisor; the cost of services to be provided and profitability of the Advisor under the Investment Advisory Agreements; and any “fall-out” benefits to the Investment Advisor (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a)  The nature, extent, and quality of services provided to each Fund by the Advisor. The Independent Trustees reviewed the services that the Advisor provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Advisor has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Advisor’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s ability to render such services based on its experience, operations and resources.

(b)  Comparison of services provided and fees charged by the Advisor and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Advisor from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Advisor has entered into expense limitation agreements whereby the Advisor reimburses expenses and/or waives fees to keep the expenses through October 31, 2016 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; and (v) Value Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts managed by the Advisor, including institutional accounts, and whether the Advisor was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that such fees were reasonable in light of the overall scope of services provided by the Advisor to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Advisor, and in light of the nature, quality, and extent of services provided by the Advisor and the costs incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees paid to the Advisor with respect to each Fund were fair and reasonable.

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Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2015 (Unaudited)

(c)  The Advisor’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Advisor’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Advisor the costs of, and profitability to, the Advisor in connection with its serving as investment advisor to each Fund, including operational costs incurred.

(d)  Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis and for the most recent fiscal year as a whole. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Advisor’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

(e)  Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Advisor to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, and Value Fund, as well as the costs incurred and benefits gained by the Advisor in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Annual Report | June 30, 2015	67

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the Registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $144,600 and $139,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended June 30, 2015 and June 30, 2014, aggregate fees of $55,900 and $53,750, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the Registrant’s fiscal years ended June 30, 2015 and June 30, 2014, aggregate fees of $22,430 and $8,677, respectively, were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended June 30, 2015 and June 30, 2014 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The code of ethics that applies to the Registrant's principal executive officer and principal financial officer identified in Item 2 of Form N-CSR is attached hereto as EX-99.CODEETH.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 4, 2015

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 4, 2015